UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2009

	Shares or Principal Amount		Value

Common Stocks 59.9%
Aerospace and Defense 2.0%
Boeing	4,348	shs.	$154,702
Honeywell International	8,650		240,989
United Technologies	7,227		310,616

			706,307

Air Freight and Logistics 1.0%
United Parcel Service (Class B)	6,800		334,696

Airlines 0.6%
AMR*	9,700		30,943
Continental Airlines*	4,424		38,975
Delta Air Lines*	13,397		75,425
UAL*	5,571		24,958
US Airways Group*	14,960		37,849

			208,150

Biotechnology 0.3%
Amgen*	2,196		108,746

Capital Goods 0.3%
Parker Hannifin	3,345		113,663

Capital Markets 1.0%
Bank of New York Mellon	6,241		176,308
Goldman Sachs Group	1,125		119,273
Morgan Stanley	2,677		60,955

			356,536

Chemicals 2.7%
Air Products & Chemicals	5,624		316,350
Dow Chemical	9,892		83,390
E. I. duPont de Nemours	18,868		421,322
Praxair	1,807		121,593

			942,655

Commercial Banks 0.1%
U.S. Bancorp	3,073		44,897

Commercial Services and Supplies 0.5%
Waste Management	7,477		191,411

Communications Equipment 0.9%
Cisco Systems*	18,765		314,689

Computers and Peripherals 2.5%
Hewlett-Packard	17,522		561,755
International Business Machines	3,214		311,404

			873,159

Construction and Engineering 0.1%
Insituform Technologies*	2,578		40,320

Diversified Financial Services 2.0%
Bank of America	38,860		265,025
CIT Group	33,925		96,686
JPMorgan Chase	12,740		338,629

			700,340

Diversified Telecommunication Services 3.1%
AT&T	19,793		498,784
Deutsche Telekom (ADR)	17,272		213,309
FairPoint Communications	236		184
Verizon Communications	12,907		389,791

			1,102,068

Electrical Equipment 0.4%
ABB (ADR)	10,895		151,876

Electronic Equipment, Instruments and Components 0.1%
Tyco Electronics	3,442		38,000

Energy Equipment and Services 3.3%
Baker Hughes	5,584		159,423
Halliburton	12,248		189,477
Schlumberger	3,710		150,700
Transocean*	8,348		491,196
Weatherford International	14,822		164,080

			1,154,876

Food and Staples Retailing 2.4%
CVS/Caremark	5,580		153,394
Wal-Mart Stores	13,591		708,091

			861,485

Health Care Equipment and Supplies 0.5%
Cardinal Health	2,502		78,763
Covidien	3,165		105,205

			183,968

Health Care Providers and Services 0.4%
UnitedHealth Group	6,886		144,124

Hotels, Restaurants and Leisure 0.7%
Carnival	11,927		257,623

Household Durables 0.2%
Centex	1,244		9,330
D.R. Horton	2,117		20,535
KB Home	1,403		18,492
Pulte Homes	2,579		28,189

			76,546

Industrial Conglomerates 0.4%
Tyco International	7,293		142,651

Insurance 5.1%
ACE	11,253		454,621
Allstate	2,511		48,086
Chubb	2,416		102,245
Everest Re Group	3,646		258,137
Lincoln National	2,316		15,494
Marsh & McLennan	16,255		329,164
RenaissanceRe Holdings	973		48,105
Travelers	7,820		317,805
XL Capital (Class A)	44,840		244,826

			1,818,483

Internet Software and Services 0.7%
Symantec*	17,182		256,699

Life Sciences Tools and Services 0.2%
Thermo Electron*	1,482		52,863

Machinery 3.3%
Caterpillar	14,690		410,732
Deere	1,464		48,122
Eaton	6,237		229,896
Illinois Tool Works	12,468		384,638
Ingersoll-Rand (Class A)	5,663		78,149

			1,151,537

Metals and Mining 0.9%
Alcoa	11,020		80,887
Freeport-McMoRan Copper & Gold	2,334		88,949
Nucor	4,283		163,482

			333,318

Multi-Utilities 0.5%
Dominion Resources	1,755		54,387
Public Service Enterprise Group	4,021		118,499

			172,886

Multiline Retail 0.6%
Kohl’s*	2,150		90,988
Macy’s	6,594		58,687
Target	1,687		58,016

			207,691

Oil, Gas and Consumable Fuels 9.1%
Anadarko Petroleum	5,688		221,206
Apache	2,913		186,694
BP (ADR)	11,710		469,571
Chevron	14,215		955,817
ConocoPhillips	14,114		552,704
Devon Energy	2,208		98,676
EnCana	2,265		91,982
Exxon Mobil	3,921		267,020
Petroleo Brasileiro “Petrobras” (ADR)	7,730		235,533
Spectra Energy	2,806		39,677
Ultra Petroleum*	1,529		54,876
Valero Energy	2,137		38,252

			3,212,008

Paper and Forest Products 0.5%
Weyerhaeuser	6,815		187,890

Pharmaceuticals 4.8%
Abbott Laboratories	4,617		220,231
Bristol-Myers Squibb	14,174		310,694
Johnson & Johnson	4,918		258,687
Merck	10,307		275,712
Pfizer	15,223		207,337
Schering-Plough	10,069		237,125
Wyeth	4,054		174,484

			1,684,270

Semiconductors and Semiconductor Equipment 2.9%
Intel	48,645		732,107
Taiwan Semiconductor Manufacturing (ADR)	32,396		289,944

			1,022,051

Software 1.9%
Microsoft	15,323		281,484
Oracle	22,118		399,672

			681,156

Specialty Retail 1.3%
Best Buy	2,884		109,477
Home Depot	7,346		173,072
Loews	4,799		106,058
Staples	3,177		57,536

			446,143

Tobacco 2.5%
Lorillard	11,330		699,514
Philip Morris International	5,038		179,252

			878,766

Transportation 0.1%
CSX	1,704		44,048

Total Common Stocks			21,198,595

US Government and Government Agency Securities 20.4%
US Government Securities 11.6%
US Treasury Bonds:
5.375%, 2/15/2031	$80,000		100,888
4.5%, 2/15/2036	106,000		122,165
4.375%, 2/15/2038	285,000	ØØ	323,832
US Treasury Notes:
0.875%, 2/28/2011	1,395,000	ØØ	1,398,101
0.875%, 3/31/2011	195,000		195,320
1.5%, 12/31/2013	270,000		269,409
1.875%, 2/28/2014	1,060,000		1,071,928
1.75%, 3/31/2014	10,000		10,038
1.625%, 1/15/2015	71,865		72,719
4%, 2/15/2015	145,000		162,242
2.75%, 2/15/2019	165,000		165,954
US Treasury STRIPS Principal 6.5%, 11/15/2026**	390,000		202,640

			4,095,236

Government Agency Securities Ø 3.7%
Fannie Mae:
3.255%, 6/9/2010	90,000		92,252
3.25%, 8/12/2010	35,000		36,013
4.75%, 11/19/2012	195,000		213,963
5.125%, 1/2/2014	135,000		139,670
5.25%, 3/5/2014	100,000		103,448
5.375%, 6/1/12/2017	70,000		78,279
5%, 7/9/2018	100,000		100,093
Federal Farm Credit 3.4%, 2/7/2013	205,000		212,342
Federal Home Loan Bank:
2.625%, 5/20/2011	60,000		60,946
5%, 11/17/2017	140,000		153,237
Freddie Mac 5%, 12/14/2018	135,000		130,600

			1,320,843

Government Agency Mortgage-Backed Securities Ø†† 5.1%
Fannie Mae:
4.5%, 12/1/2020#	157,217		162,880
5.35%, 4/1/2036#	157,205		162,779
6.032%, 4/1/2036#	243,797		253,506
5.954%, 8/1/2036#	146,423		151,763
6.5%, 9/1/2037	320,260		336,636
Freddie Mac:
6.164%, 8/1/2036#	196,329		203,386
6.112%, 12/1/2036#	168,097		175,350
Freddie Mac Gold:
4.5%, TBA 4/2009	200,000		205,812
6.5%, TBA 4/2009	150,000		157,992

			1,810,104

Total US Government and Government Agency Securities			7,226,183

Corporate Bonds 7.8%
Air Freight and Logistics 0.2%
FedEx 8%, 1/15/2019	50,000		52,712

Beverages 0.3%
Dr Pepper Snapple Group 6.82%, 5/1/2018	75,000		70,903
SABMiller 5.7%, 1/15/2014†	40,000		38,929

			109,832

Capital Markets 0.1%
Goldman Sachs Group 7.5%, 2/15/2019	30,000		29,986
Lehman Brothers Holdings 6.875%, 5/2/2018***	65,000		7,800
Merrill Lynch 6.875%, 4/25/2018	15,000		11,750

			49,536

Commercial Banks 0.1%
Wells Fargo 5.625%, 12/11/2017	50,000		45,697

Commercial Services and Supplies 0.2%
RR Donnelley & Sons 6.125%, 1/15/2017	95,000		63,450

Consumer Finance 0.1%
General Electric Capital 6.875%, 1/10/2039	40,000		32,714

Diversified Financial Services 0.2%
Bank of America 5.65%, 5/1/2018	45,000		37,605
Citigroup 6.125%, 5/15/2018	15,000		12,969
JPMorgan Chase 6%, 1/15/2018	35,000		35,413

			85,987

Diversified Telecommunication Services 1.1%
AT&T:
5.5%, 2/1/2018	65,000		62,960
6.55%, 2/15/2039	20,000		18,195
TELUS 8%, 6/1/2011	75,000		78,107
Verizon New York 6.875%, 4/1/2012	225,000		230,613

			389,875

Electric Utilities 1.1%
Cleveland Electric Illuminating 8.875%, 11/15/2018	75,000		83,264
Consumers Energy 6.7%, 9/15/2019	35,000		36,300
Duke Energy 6.3%, 2/1/2014	25,000		25,620
Indiana Michigan Power:
7%, 3/15/2019	25,000		24,456
6.05%, 3/15/2037	55,000		43,877
Jersey Central Power & Light 7.35%, 2/1/2019	10,000		10,236
Potomac Electric Power 7.9%, 12/15/2038	50,000		56,654
Progress Energy 6.05%, 3/15/2014	20,000		20,166
Sierra Pacific Power 6%, 5/15/2016	75,000		70,601

			371,174

Energy Equipment and Services 0.2%
Nexen 6.4%, 5/15/2037	40,000		28,445
Weatherford International 7%, 3/15/2038	55,000		40,086

			68,531

Food Products 0.1%
ConAgra Foods 6.7%, 8/1/2027	30,000		30,181

Gas Utilities 0.8%
Colorado Interstate Gas 6.8%, 11/15/2015	115,000		108,375
Nisource Finance:
6.4%, 3/15/2018	10,000		8,104
6.8%, 1/15/2019	25,000		20,124
5.45%, 9/15/2020	10,000		7,342
Northwest Pipeline:
7%, 6/15/2016	20,000		20,209
5.95%, 4/15/2017	30,000		28,069
Transcontinental Gas Pipe Line 6.4%, 4/15/2016	80,000		78,184

			270,407

Household Products 0.0%
Clorox 5.45%, 10/15/2012	5,000		5,149

Insurance 0.1%
MetLife 7.717%, 2/15/2019	50,000		44,907

Media 0.9%
Comcast:
5.7%, 5/15/2018	50,000		46,979
6.45%, 3/15/2037	10,000		8,763
News America:
6.65%, 11/15/2037	30,000		22,540
6.75%, 1/9/2038	35,000		35,428
Thomson Reuters 6.5%, 7/15/2018	190,000		177,296
Time Warner Cable 8.25%, 4/1/2019	25,000		25,734

			316,740

Multi-Utilities 0.6%
CenterPoint Energy Houston Electric 7%, 3/1/2014	35,000		36,538
CenterPoint Energy Resources 7.75%, 2/15/2011	55,000		55,911
Dominion Resources 5.6%, 11/15/2016	110,000		105,962
Nevada Power 6.5%, 8/1/2018	5,000		4,794

			203,205

Oil, Gas and Consumable Fuels 1.3%
Anadarko Petroleum 5.95%, 9/15/2016	75,000		64,689
Canadian Natural Resources 6.75%, 2/1/2039	30,000		23,814
EnCana 5.9%, 12/1/2017	105,000		99,266
Marathon Oil 7.5%, 2/15/2019	55,000		55,508
XTO Energy:
4.625%, 6/15/2013	140,000		135,680
6.25%, 8/1/2017	80,000		78,144

			457,101

Road and Rail 0.2%
CSX 6.25%, 4/1/2015	80,000		72,813

Wireless Telecommunication Services 0.2%
Rogers Communications 6.8%, 8/15/2018	75,000		75,089
US Cellular 6.7%, 12/15/2033	10,000		7,579

			82,668

Total Corporate Bonds			2,752,679

Preferred Stocks 1.9%
Chemicals 0.7%
E. I. duPont de Nemours (Series B) $4.50	3,500	shs.	258,125

Commercial Banks 0.3%
HSBC USA (Series F) 5.479%#	13,100		101,525

Electric Utilities 0.9%
Pacific Gas and Electric (Series A) 6%	12,400		311,116

Total Preferred Stocks			670,766

Collateralized Mortgage Obligations †† 1.8%
Bank of America Mortgage Securities 4.517%, 7/25/2034#	$42,381		27,633
Bear Stearns Alternate Trust 5.518%, 4/25/2035#	45,462		33,382
Chase Mortgage Finance Trust 6.304%, 5/25/2032	285,939		260,642
GS Mortgage Loan Trust 5.351%, 7/25/2035#	80,434		48,284
Homestar Mortgage Acceptance 0.842%, 3/25/2034#	72,776		36,061
Indymac Index Mortgage Loan Trust 5.975%, 3/25/2036#†	207,014		86,061
Wells Fargo 4.726%, 7/25/2034#	184,596		150,298

Total Collateralized Mortgage Obligations			642,361

Asset-Backed Securities†† 1.3%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	70,000		67,537
Centex Home Equity 2.572%, 12/25/2032#	156,348		17,498
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		97,783
GSAA Home Equity Trust 5.344%, 9/25/2035	65,000		35,152
Irwin Home Equity 0.902%, 2/25/2034#	74,543		50,411
Structured Asset Securities 4.04%, 6/25/2033#	234,197		168,518

Total Asset-Backed Securities			436,899

Foreign Government Agency Securities 0.6%
Corporacion Andina de Fomento 5.75%, 1/12/2017	110,000		91,943
Export-Import Bank of Korea 5.5%, 10/17/2012	115,000		110,249

Total Foreign Government Agency Securities			202,192

Short-Term Holdings 8.0%
Money Market Fund 7.8%
SSgA U.S. Treasury Money Market Fund	2,770,163	shs.	2,770,163

Equity-Linked Notes## 0.2%
Lehman Brothers:***
53.51%, 9/14/2008(a)	$348,000		27,858
39.5%, 10/2/2008(b)	348,000		34,494

			62,352

Total Short-Term Holdings			2,832,515

Total Investments 101.7%			35,962,190

Other Assets Less Liabilities (1.7)%			(585,857)

Net Assets 100.0%			$35,376,333

*	Non-income producing security.

**	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

***	Security in default and non-income producing.

ADR -	American Depositary Receipts.

TBA -	To be announced.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed securities, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ	All or part of the security is held as collateral for TBA securities. As of March 31, 2009, the value of securities held as collateral was $624,499.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2009.

##

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a)	Delta Air Lines, Intel and Mylan

(b)	Health Net, Kohl’s and Prudential Financial

At March 31, 2009, the cost of investments for federal income tax purposes was $42,318,862. The tax basis gross appreciation and depreciation of portfolio securities were $1,196,778 and $7,553,450, respectively. Net depreciation was $6,356,672.

1. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by RiverSource Investments, LLC, the Fund’s investment manager (the “Manager”), based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

2. Fair Value Measurements -  Statement of Financial Accounting Standards No. 157,  “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Identical Investments	$24,639,524
Level 2 - Other Significant Observable Inputs	11,322,666
Level 3 - Significant Unobservable Inputs	—

Total	$35,962,190

3. Risk - To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

4. Fund Merger - On January 8, 2009, the Fund’s Board of Directors approved in principle the merger of the Fund into the RiverSource Balanced Fund. Completion of the merger is subject to approval by shareholders of the Fund. Proxy materials regarding the merger have been distributed to shareholders of the Fund, and a Special Meeting of Shareholders to consider such merger is scheduled for June 2, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.